Organization and Principal Activities (Details) - USD ($)			12 Months Ended
		Nov. 24, 2023	Dec. 31, 2023	Sep. 05, 2023	Dec. 31, 2022
Organization and Principal Activities (Details) [Line Items]
Price per share		$ 0.0001		$ 24.8
Authorized share capital (in Dollars)		$ 20,200
Ordinary shares (in Shares)		20,000,000
Common shares of a par value	[1]		$ 0.001		$ 0.001
Preferred shares (in Shares)		2,000,000
Description of option agreement term			The term of each of these exclusive option agreements is 10 years and will be extended automatically for successive 5-year terms except where WFOE provides prior written notice otherwise.
Description of Master Exclusive Service Agreement			The term of each of these exclusive service agreements are perpetual unless terminated by WFOE upon thirty (30) advance notice, or upon the transfer of all shares of the respective VIEs to WFOE (or its designee) 10 years under the Option Agreement.
Ordinary Shares [Member]
Organization and Principal Activities (Details) [Line Items]
Common shares of a par value		$ 0.001	$ 0.001
Share Consolidation [Member]
Organization and Principal Activities (Details) [Line Items]
Preferred shares of a par value			$ 0.0001
Share Consolidation [Member]
Organization and Principal Activities (Details) [Line Items]
Price per share		$ 0.001

[1]	Retroactively restated to give effect to a share consolidation at a ratio of one-for-tenth ordinary shares effective on November 24, 2023 (Note 1).